SHAREHOLDERS’ EQUITY (Details Narrative) - USD ($)								1 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Sep. 08, 2025	Sep. 05, 2025	Dec. 23, 2024	Dec. 19, 2024	Apr. 23, 2024	Apr. 21, 2023	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Dec. 23, 2025	Apr. 11, 2023	Oct. 21, 2022
Class of Stock [Line Items]
Share capital														$ 50,000	$ 50,000
Common stock, shares authorized														500,000,000	50,000,000
Common stock par value, per share															$ 0.001
Number of shares issued		267,857
Public offering price		$ 22.40
Proceeds received from warrants										$ 9,097,000
Shares subscription receivables											3,125
Representatives warrants description					The Company issued to the Representative warrants (“Representative’s Warrants”) to purchase up to aggregate of 115,000 (post-reverse-split: 1,438) Class A ordinary shares with no consideration. The Representative’s Warrants are exercisable at an exercise price of $5.625 per share (post-reverse-split: $450.00 per share).
Fair value of warrant liabilities										(2,647,942)
Exercise										4,486,999
Proceeds from Issuance of Common Stock										5,270,064
Loss on issuance of warrant liabilities									$ 5,802,241	5,802,241
Series A Warrants [Member]
Class of Stock [Line Items]
Proceeds received from warrants										4,500,000
Warrants to purchase shares		24,642,857
Issuance of warrants										6,027,678
Fair value of warrant liabilities										$ (3,022,980)
Warrants exercise price	$ 0.0671	$ 0.28						$ 0.0671	$ 0.0671	$ 0.0671
Charged to equity										$ 6,597,347
Unexercised Series A Warrant Shares [Member]
Class of Stock [Line Items]
Fair value of warrant liabilities										$ 894,350
Exercised, shares										35,937,144
Series B Warrants [Member]
Class of Stock [Line Items]
Proceeds received from warrants										$ 731
Issuance of warrants										5,772,484
Fair value of warrant liabilities										$ 375,038
Warrants exercise price	$ 0.00001	$ 0.00001						$ 0.00001	$ 0.00001	$ 0.00001
Charged to equity										$ 6,140,316
Unexercised Series B Warrant Shares [Member]
Class of Stock [Line Items]
Fair value of warrant liabilities										$ 7,937
Exercised, shares										201,476
September 2025 Public Offering [Member] | Series A Warrants [Member]
Class of Stock [Line Items]
Warrants to purchase shares		24,642,857
September 2025 Public Offering [Member] | Series B Warrants [Member]
Class of Stock [Line Items]
Warrants to purchase shares		24,642,857
Ten Year [Member] | Series A Warrants [Member] | Monte Carlo Model And Black Scholes [Member]
Class of Stock [Line Items]
Expected life (years)		10 years								10 years
Fifteen Year [Member] | Series A Warrants [Member] | Monte Carlo Model And Black Scholes [Member]
Class of Stock [Line Items]
Expected life (years)		15 years								15 years
Series A Warrant [Member]
Class of Stock [Line Items]
Number of shares issued										836,180
Public offering price		$ 22.40
Number of shares issued, value										$ 4,500,000
Series A Warrant [Member] | Underwriting Agreement [Member]
Class of Stock [Line Items]
Issuance, shares		40,179
Series B Warrant [Member]
Class of Stock [Line Items]
Number of shares issued										913,951
Public offering price		$ 0.0008
Number of shares issued, value										$ 731
Warrant [Member]
Class of Stock [Line Items]
Warrants to purchase shares													115,000
Fair value of warrant liabilities									$ 11,800,000
Proceeds from Issuance of Common Stock									$ 5,300,000
IPO [Member]
Class of Stock [Line Items]
Proceeds received from warrants				$ 10,400,000		$ 9,100,000
Net proceeds received form IPO				$ 9,100,000
IPO [Member] | September 2025 Public Offering [Member]
Class of Stock [Line Items]
Number of shares issued		21,428,571
Public offering price		$ 0.28
IPO [Member] | Warrant [Member]
Class of Stock [Line Items]
Number of shares issued, value										$ 9,100,000
September Two Thousand Twenty Five Public Offering [Member]
Class of Stock [Line Items]
Number of shares issued		21,428,571
Public offering price		$ 0.28
Proceeds received from warrants								$ 6,000,000.0
Net proceeds received form IPO								$ 5,300,000
September Two Thousand Twenty Five Public Offering [Member] | Series A Warrant [Member]
Class of Stock [Line Items]
Number of shares issued										66,894,433
Public offering price		$ 0.28
Number of shares issued, value										$ 5,300,000
September Two Thousand Twenty Five Public Offering [Member] | Series A Warrant [Member] | Underwriting Agreement [Member]
Class of Stock [Line Items]
Issuance, shares		3,214,286
September Two Thousand Twenty Five Public Offering [Member] | Series B Warrant [Member]
Class of Stock [Line Items]
Number of shares issued										73,116,057
Public offering price		$ 0.00001
Number of shares issued, value										$ 4,500,000
September Two Thousand Twenty Five Public Offering [Member] | Series B Warrant [Member] | Underwriting Agreement [Member]
Class of Stock [Line Items]
Issuance, shares		3,214,286
Over-Allotment Option [Member] | Series A Warrant [Member] | Underwriting Agreement [Member]
Class of Stock [Line Items]
Issuance, shares			3,214,286
Over-Allotment Option [Member] | Series B Warrant [Member] | Underwriting Agreement [Member]
Class of Stock [Line Items]
Issuance, shares			3,214,286
Over-Allotment Option [Member] | Warrant [Member] | Underwriting Agreement [Member]
Class of Stock [Line Items]
Public offering price			$ 0.00001
Issuance, shares			6,428,572
Total warrant cosdideration value			$ 64.29
Pre Split [Member] | Series A Warrant [Member]
Class of Stock [Line Items]
Number of shares issued										66,894,433
Pre Split [Member] | Series B Warrant [Member]
Class of Stock [Line Items]
Number of shares issued										73,116,067
Shareholders And Board Of Directors [Member]
Class of Stock [Line Items]
Reverse share split	1-for-80
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized	5,000,000							5,000,000	5,000,000	5,000,000	400,000,000			400,000,000
Common stock par value, per share	$ 0.008			$ 0.008				$ 0.008	$ 0.008	$ 0.008	$ 0.0001			$ 0.0001
Ordinary shares, shares issued	2,325,550							2,325,550	2,325,550	2,325,550	278,809			22,304,693
Common stock, shares issued										one (1) vote and each Class B ordinary share is entitled to
Number of shares issued				28,750			5,318,548
Public offering price				$ 360.00
Common stock, shares outstanding	2,325,550							2,325,550	2,325,550	2,325,550	278,809
Common Class A [Member] | IPO [Member]
Class of Stock [Line Items]
Common stock par value, per share				$ 0.0001
Number of shares issued				2,300,000
Public offering price				$ 4.50
Proceeds received from warrants						$ 10,400,000
Common Class A [Member] | Former Mezzanine Equity Holders [Member]
Class of Stock [Line Items]
Ordinary shares, shares issued														5,318,548
Common Class A [Member] | Shareholders And Board Of Directors [Member]
Class of Stock [Line Items]
Authorized share capital amount	$ 50,000							$ 50,000	$ 50,000	$ 50,000
Post Reverse Split [Member]
Class of Stock [Line Items]
Common stock, shares authorized														5,000,000
Common stock par value, per share														$ 0.0008
Ordinary shares, shares issued														278,809
Post Reverse Split [Member] | Series A Warrants [Member]
Class of Stock [Line Items]
Fair value of warrant liabilities										$ 1,285,406
Warrants exercise price	$ 5.368	$ 22.4						$ 5.368	$ 5.368	$ 5.368
Exercised, shares										836,180
Post Reverse Split [Member] | Unexercised Series A Warrant Shares [Member]
Class of Stock [Line Items]
Exercised, shares										449,226
Post Reverse Split [Member] | Series B Warrants [Member]
Class of Stock [Line Items]
Fair value of warrant liabilities										$ 916,471
Warrants exercise price	$ 0.0008	$ 0.0008						$ 0.0008	$ 0.0008	$ 0.0008
Exercised, shares										913,951
Post Reverse Split [Member] | Unexercised Series B Warrant Shares [Member]
Class of Stock [Line Items]
Exercised, shares										2,520
Post Reverse Split [Member] | Series A Warrant [Member]
Class of Stock [Line Items]
Number of shares issued										836,180
Post Reverse Split [Member] | Series B Warrant [Member]
Class of Stock [Line Items]
Number of shares issued										913,951
Post Reverse Split [Member] | IPO [Member]
Class of Stock [Line Items]
Common stock par value, per share				$ 0.008
Number of shares issued				28,750
Public offering price				$ 360.00
Post Reverse Split [Member] | IPO [Member] | September 2025 Public Offering [Member]
Class of Stock [Line Items]
Number of shares issued		267,857
Public offering price		$ 22.40
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized	100,000,000							100,000,000	100,000,000	100,000,000	100,000,000			100,000,000
Common stock par value, per share	$ 0.0001							$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001
Ordinary shares, shares issued	8,945,307							8,945,307	8,945,307	8,945,307	8,945,307			8,945,307
Common stock, shares issued										twenty (20) votes
Common stock, shares outstanding	8,945,307							8,945,307	8,945,307	8,945,307	8,945,307
Pre Split [Member] | Series A Warrants [Member]
Class of Stock [Line Items]
Issuance, shares										102,831,577
Issuance of warrants										$ 6,027,678
Fair value of warrant liabilities										$ 3,022,980
Exercised, shares										66,894,433
Exercise										$ 2,110,348
Pre Split [Member] | Series B Warrants [Member]
Class of Stock [Line Items]
Issuance, shares										73,317,543
Issuance of warrants										$ 5,772,484
Fair value of warrant liabilities										$ 375,038
Exercised, shares										73,116,067
Exercise										$ 6,139,585